Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule Of Accounts And Notes Receivable, Net
Accounts and notes receivable, net consist of the following at year end:

	2017	2016
Receivables from franchisees	$67,115	$45,700
Debit and credit card receivables	48,610	40,652
Meal voucher receivables	11,683	11,024
Notes receivable	3,685	2,230
Allowance for doubtful accounts	(19,791)	(16,367)
	$111,302	$83,239